RESEARCH AND DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and Development [Abstract]
Gross research and development	$ 75,980	$ 64,346	$ 63,424
Government tax credits	(2,868)	(2,561)	(2,521)
Total	$ 73,112	$ 61,785	$ 60,903